Income Taxes - Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,303	$ 9,038
Deferred tax liabilities	(196)	(510)
Total deferred income tax asset, net	4,107	8,528	$ 10,774
Non-capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27,606	29,391
Share Issue Costs and Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,215	1,882
Mineral, Royalty and Other Interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(196)	(510)
Total deferred income tax asset, net	$ (24,518)	$ (22,235)